EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Expenses are Presented in Statement of Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Total employee benefit expenses	$ 320	$ 372		$ 384
Cost of revenues [Member]
Disclosure of defined benefit plans [line items]
Total employee benefit expenses	175	211		228
Research and development [Member]
Disclosure of defined benefit plans [line items]
Total employee benefit expenses	50	57		62
Selling and marketing [Member]
Disclosure of defined benefit plans [line items]
Total employee benefit expenses	75	73	[1]	67	[1]
General and administrative [Member]
Disclosure of defined benefit plans [line items]
Total employee benefit expenses	$ 20	$ 31	[1]	$ 27	[1]

[1]	Reclassified